Cash Flow Information - Summary of Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Cash and cash equivalents	$ 18,250,255	$ 33,564,857	$ 28,499,449	$ 4,577,747
Reconciliation of Operating Loss to Net Cash Outflow from Operating Activities
(Loss) for the period	(31,846,957)	(21,759,358)	(8,697,037)
Depreciation and amortisation	1,156,992	1,109,412	1,700,878
Share-based payments	1,904,553	2,829,689	1,308,349
Loss/(Gain) on asset disposals		1,827	21,010
Contingent consideration - change in fair value	988,179	936,354	(3,212,503)
Amortisation of transaction costs			252,019
Accrual of final borrowing payment			528,819
Net foreign exchange differences	(33,555)	738,423	(1,067,746)
Interest received	(479,726)	(9,869)	(5,756)
Changes in Operating Assets and Liabilities
Decrease/(Increase) in receivables	49,642	(39,148)	34,078
Decrease/(Increase)in research and development incentive receivable	(6,092,202)	(5,791,688)	1,991,468
Decrease/(Increase) in other assets	258,252	(600,285)	(85,648)
Increase/(Decrease) in payables	714,207	979,902	(63,305)
Increase/(Decrease) in provisions	59,635	41,062	(55,923)
(Decrease) in deferred tax liability	(206,792)	(191,808)	(187,427)
Net cash outflows from operating activities	$ (21,343,368)	$ (21,755,487)	$ (7,538,724)